Prepaid Stock Based Salaries and Consulting Fees (Tables)	9 Months Ended
May 31, 2017
Prepaid Stock Based Salaries And Consulting Fees
Schedule of Prepaid Stock-based Salaries and Consulting Fees

Prepaid stock-based salaries and consulting fees at May 31, 2017 consist of:

	Fair value of stock issuance (Note 5)	Prepaid balance at May 31, 2017

1,450,000 shares of Class C common stock issued to 7 employees on April 3, 2017 pursuant to service agreements with a service term of one year expiring December 31, 2017	$290,000	$169,167
6,950,000 shares of Class C common stock issued to 38 consultants on April 3, 2017 pursuant to service agreements with a service term of one year expiring December 31, 2017	1,390,000	810,833
500,000 shares of Class A common stock issued to a consultant on May 1, 2017 pursuant to Consulting Agreement dated April 28, 2017 with a service term of two years expiring April 30, 2019	1,480,000	1,418,333
Total	$3,160,000	2,398,333
Current portion		(1,658,333)
Non-current portion		$740,000